Document and Entity Information	Jan. 10, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001966494
Document Type	8-K
Document Period End Date	Jan. 10, 2025
Entity Registrant Name	CARGO Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41859
Entity Tax Identification Number	84-4080422
Entity Address, Address Line One	835 Industrial Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	(650)
Local Phone Number	499-8950
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	CRGX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false